Disclosure on Individual Items of the Consolidated Financial Statements (Details) $ / shares in Units, € in Thousands, $ in Thousands					6 Months Ended			12 Months Ended
	Aug. 20, 2025 shares	May 01, 2025 EUR (€) shares	May 01, 2025 USD ($) shares	Apr. 30, 2025 $ / shares shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€) shares	Jul. 02, 2025 EUR (€)	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Disclosure on individual items of the consolidated financial statements [Line Items]
Revenues generated					67.10%	67.10%	96.60%
Warrants liabilities | €					€ 24,909
Loss attributable to the shareholders | €					(14,766)		€ (45,159)
Write-downs of inventories | €					16,525			€ 13,991
Amount released | €									€ 17,014
Warrants exercised (in Shares)								714,290,000
Capital reserves | €					288,077			€ 245,298
Share issued (in Shares)								2,014,299			2,014,299
Fair value of warrants | €					€ 6,773
Warrants shares issued (in Shares)					100,000	100,000
Warrants exercise price (in Shares)				16.88	3	3		11.5
Principal amount | $						$ 7,593
Percentage of debt discount		7.00%	7.00%
Percentage of bear interest rate		2.00%	2.00%
Interest payable					€ 598			€ 1,363		$ 692
Nominal amount					14,357					$ 15,577
Shareholder Loan [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Interest expense | €					19,332		4,662
Public Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Warrants exercised (in Shares)								1,701,745
Private Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Warrants shares issued (in Shares)								347,871
Shareholder Loan [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Loss attributable to the shareholders | €					10,293		€ 8,903
Warrants shares issued (in Shares)		1,116,072	1,116,072
Warrants amount issued (in Dollars) | $			$ 6,773
ADSE [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Write-downs of inventories | €					2,555
Principal amount		€ 47,389	$ 53,753
Public Warrant [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Fair value of warrants | €					€ 13,628
Warrants shares issued (in Shares)					7,826,371	7,826,371
Private Warrant [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Fair value of warrants | $											$ 40,731
Private Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Warrants shares issued (in Shares)					119,866	119,866
First Shareholder Loan [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Warrants exercised (in Shares)					1,573,333	1,573,333
One Shareholder Loans [Member] | Loans and Borrowings [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Principal amount | €					€ 6,556
Customers [Member] | Goods or services transferred at point in time [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Interest payable | €					310
Book Value of Share Holders Loans | €					5,426			€ 11,971
Shareholder Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Capital reserves | €					€ 7,011
Share issued (in Shares)					922,195					922,195
Warrant [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Warrants exercised (in Shares)					106,667,000	106,667,000
Warrants exercise price (in Shares)	10.31
Warrants increased (in Shares)	1,827,284
Convertible Note [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Warrants shares issued (in Shares)				1,116,072
Par value (in Dollars per share) | $ / shares				$ 0.00001
Shareholder Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Capital reserves | €					€ 34,168			€ 7,145
Number of outstanding shares (in Shares)					2,468,837,000					2,468,837,000